Vendor Payables in Trust	12 Months Ended
Dec. 31, 2021
Vendor Payables In Trust [Abstract]
Vendor Payables in Trust

11. Vendor Payables in Trust

On April 29, 2019, Legacy FF established the Faraday Vendor Trust (“Vendor Trust”), with the intention to stabilize its supplier base by providing suppliers with the ability to exchange their unsecured trade receivables for secured trust interests. Repayment of the trust interests was governed by a Trade Receivables Repayment Agreement dated as of April 29, 2019 (“Trade Receivables Repayment Agreement”). All interests in the Vendor Trust were collateralized by a first lien, with third payment priority, in agreement with applicable intercreditor arrangements, on virtually all tangible and intangible assets of Legacy FF. The applicable interest rate for the vendor trust principal balance was 6.00%, calculated daily from the date of contribution and was non-compounding. Management determined that the economic substance of the obligations under the Vendor Trust was an in-substance financing.

A total of $0 and $111,574 of Legacy FF’s trade payables have been included in the Vendor Trust with accrued interest of $0 and $11,840 as of December 31, 2021 and 2020, respectively. During the year ended December 31, 2020, the Company made aggregate payments of $4,500 on the Vendor Trust. The Vendor Trust also included approximately $8,380 of purchase orders as of the Closing Date related to goods and services yet to be received (“Future Work”). These vendors did not contribute any receivables into the Vendor Trust related to the Future Work, as the goods and services are to be received at a future date. As such, the Company may cancel the vendor’s interest in the Vendor Trust related to these purchase orders until such time that the vendors begin to fulfil the requested goods and services.

On October 30, 2020, the agreement governing the Vendor Trust (the “Vendor Trust Agreement”) was modified to add a conversion feature to allow the secured interests in the Vendor Trust to convert into PSAC shares if a Qualified SPAC Merger (as defined in the Vendor Trust Agreement) occurs. Management accounted for this modification as an extinguishment because the conversion feature was considered substantive, as the conversion feature was considered to be reasonably possible to be exercised. The conversion feature did not require bifurcation because it is clearly and closely related to the host instrument, since the conversion did not involve a substantial premium or discount. As a result, the Company recorded a discount of $1,812 against the carrying value of the Vendor Payables in Trust. The Company recorded accretion of $1,350 and $462 in Interest Expense during the years ended December 31, 2021 and 2020, respectively, related to the discount created from the gain on extinguishment in the Consolidated Statements of Operations and Comprehensive Loss. These adjustments resulted in the Vendor Trust having a net carrying value of $110,224 as of December 31, 2020.

On March 1, 2021, the maturity date of the secured trust interests in the Vendor Trust was extended to the Closing of the Business Combination.

Termination of Interests in the Vendor Trust

On June 4, 2021, the Company entered into an agreement with a vendor with an interest in the Vendor Trust for future services. The Company and the vendor agreed to forgive $14,166 relating to a portion of the total Future Work outstanding instead of converting these interests to equity upon the close of the Business Combination. In addition, it was agreed to terminate and forgive $1,901 of the vendor’s interest for work performed, resulting in a gain of $1,731.

On June 7, 2021, the Company entered into agreements with two vendors and settled in cash part of their interest in the Vendor Trust totaling $5,367. The vendors’ remaining interests were settled along with the outstanding interests in the Vendor Trust as part of the close of the Business Combination.

On July 12, 2021, the Company entered into an agreement with a vendor to cancel the vendor’s interests in the Vendor Trust totaling $1,167 and instead transferring them to accounts payable to be repaid in cash as part of the ordinary course of business.

At the Closing Date of the Business Combination, the Company settled the outstanding payables in the Vendor Trust and accrued interest, by paying $22,355 in cash and the commitment to issue 9,618,542 shares of Class A Common Stock. The Company recorded a loss at settlement of the Vendor Trust, and accrued interest thereon, of $41,776 in the Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2021 due to the payment of an exit fee of $2,250, as required by the Vendor Trust Agreement, and converting the beneficial interests in the Vendor Trust at $10.00 per share which was below the fair value of the stock on the date of conversion.

The Company committed to issue 838,040 shares of Class A Common Stock to settle Future Work, which were recorded as deposits in the amount of $8,380 as of the Closing Date of the Business Combination.

Through the payments and issuances of shares for outstanding payables, accrued interest and Future Work, the Company settled the outstanding interests in the Vendor Trust and no amount remains outstanding as of December 31, 2021.